Common Stock and Stock-Based Awards - Restricted Stock Units - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2022 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 Employee $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 34,101	$ 25,482
Compensation cost				34,101	25,482
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, vested				4,729	$ 1,809
Stock-based compensation expense		$ 1,255		$ 92
Service Based Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted | shares				3,101,764	1,302,844
Stock option granted vesting period				4 years
Service Based Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage				25.00%
Service Based Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage				75.00%
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 2,051
Performance Based Restricted Stock Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees granted | Employee						2
Number of shares, Granted | shares				1,322,715	0
Weighted average grant-date fair value of stock options | $ / shares				$ 5.5
Stock-based compensation expense				$ 4,293
Employee share based compensation expense				$ 815	$ 815
Performance Based Restricted Stock Units (PSUs) [Member] | Employee 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted | shares			42,500			85,000
Weighted average grant-date fair value of stock options | $ / shares			$ 9.59			$ 9.59
Performance Based Restricted Stock Units (PSUs) [Member] | Employee 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted | shares			20,000			40,000
Weighted average grant-date fair value of stock options | $ / shares			$ 20.35			$ 20.35
Restricted Stock Units And Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted | shares				4,424,479
Weighted average grant-date fair value of stock options | $ / shares				$ 4.14
Number of Shares, Vested | shares				(1,524,644)
Compensation cost				$ 1,191
Incremental fair value of the awards on the modification date				$ 261
Scenario Forecast Member | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,092